Schwab Funds®

211 Main Street

San Francisco, CA 94105

December 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust

File Nos. 033-62470 and 811-07704

Schwab MarketTrack Portfolios®

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated December 1, 2014, for the above-referenced fund does not differ from that contained in the Trust’s Post-Effective Amendment No. 140, filed electronically on November 26, 2014.

Sincerely,

/s/ Rodney DeWalt

Rodney DeWalt
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.